ACCOUNTING POLICIES ACCOUNTING POLICIES 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Proceeds From Sale Of Vessels and Equipment	$ 0	$ 10,174,000	$ 209,028,000
Lease termination (payments) receipts, net	(4,518,000)	445,000	(8,987,000)
Change in net cash from investing activities due to presentation change		400,000	9,000,000
Lease termination (payments) receipts [Member]
Lease termination (payments) receipts, net		400,000	(9,000,000)
2012 20F [Member] | Proceeds from sale of vessels [Member]
Proceeds From Sale Of Vessels and Equipment		10,600,000	200,000,000
2013 20F [Member] | Proceeds from sale of vessels [Member]
Proceeds From Sale Of Vessels and Equipment		$ 10,200,000	$ 209,000,000